Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant stock options and/or RSUs (depending on employee level) to our employees and grant stock options to our directors on an annual basis. We also grant stock options and/or RSUs (depending on employee level) to individuals upon hire or promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, neither our Board of Directors nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of stock options or RSUs, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
While we do not have any policy or obligation that requires us to grant equity awards on specified dates, annual equity grants to employees are typically approved and granted in the middle of January. Equity grants to newly hired employees are typically made on the first business day of the month following commencement of employment. Equity grants to newly promoted employees are typically made in mid-January for promotions effective January 1 and on the first business day of August for promotions effective July 1, though the Compensation Committee or the Board of Directors may also approve promotion equity awards on an ad hoc basis in the event of off-cycle promotions. Our annual stock option grants to non-employee directors are made pursuant to our non-employee director compensation policy then-in effect and are automatically effective on the date of our annual meeting of stockholders. During the year ended December 31, 2024, we did not grant stock options or RSUs to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method
While we do not have any policy or obligation that requires us to grant equity awards on specified dates, annual equity grants to employees are typically approved and granted in the middle of January. Equity grants to newly hired employees are typically made on the first business day of the month following commencement of employment. Equity grants to newly promoted employees are typically made in mid-January for promotions effective January 1 and on the first business day of August for promotions effective July 1, though the Compensation Committee or the Board of Directors may also approve promotion equity awards on an ad hoc basis in the event of off-cycle promotions. Our annual stock option grants to non-employee directors are made pursuant to our non-employee director compensation policy then-in effect and are automatically effective on the date of our annual meeting of stockholders. During the year ended December 31, 2024, we did not grant stock options or RSUs to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither our Board of Directors nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of stock options or RSUs, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false